BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

Compliance with International Financial Reporting Standards

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

Basis of Measurement

The Group’s consolidated financial statements have been prepared on the historical cost basis as explained in the accounting policies set out in note 4.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Functional Currency and Presentation Currency

The Group’s consolidated financial statements are presented in Hong Kong dollars (“HK$”), which is also the functional currency of the Group.

Going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.